Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of statement of shareholders’ equity - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Total Shareholders’ Equity (Deficit), As Reported [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of statement of shareholders’ equity [Line Items]
Balance	$ 5,000,009
Balance	5,000,006	5,000,009
Issuance of Class B ordinary shares to Sponsor		25,000
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	31,603,700	340,235,810
Excess cash received over the fair value of the private warrants		221,890
Offering costs	(1,738,203)	(18,963,451)
Forfeiture of Class B ordinary shares
Shares subject to possible redemption	(12,517,509)	(315,854,270)
Accretion of Class A ordinary shares subject to possible redemption amount
Net loss	(17,347,991)	(664,970)
Adjustment [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of statement of shareholders’ equity [Line Items]
Balance	(34,145,729)
Balance	(54,222,790)	(34,145,729)
Issuance of Class B ordinary shares to Sponsor
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	(31,603,700)	(340,235,810)
Excess cash received over the fair value of the private warrants
Offering costs	1,738,203	18,963,451
Forfeiture of Class B ordinary shares
Shares subject to possible redemption	12,517,509	315,854,270
Accretion of Class A ordinary shares subject to possible redemption amount	(2,729,073)	(28,727,640)
Net loss
Total Shareholders’ Equity (Deficit), As Restated [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of statement of shareholders’ equity [Line Items]
Balance	(29,145,720)
Balance	(49,222,784)	(29,145,720)
Issuance of Class B ordinary shares to Sponsor		25,000
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants
Excess cash received over the fair value of the private warrants		221,890
Offering costs
Forfeiture of Class B ordinary shares
Shares subject to possible redemption
Accretion of Class A ordinary shares subject to possible redemption amount	(2,729,073)	(28,727,640)
Net loss	$ (17,347,991)	$ (664,970)